Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Classes of current inventories [abstract]
Merchandise	$ 4,340		$ 3,978
Project in process	4,771		4,859
Work in process	74		98
Raw materials	221		279
Inventories subtotal	9,406		9,214
Land held under development	1,999		1,999
Construction in progress	116		103
Inventories	$ 11,521	$ 376	$ 11,316